Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–168.53%(a)
California–163.52%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$2,000	$2,000,872

Alameda (City of), CA Community Facilities District (Green Bonds);
Series 2023, RB	5.00%	09/01/2048	750	719,748

Series 2023, RB	5.00%	09/01/2053	1,175	1,115,482

Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(b)(c)	5.45%	10/01/2052	2,000	1,000,813

Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2035	1,120	709,977

Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2036	1,805	1,084,079

Anaheim (City of), CA School District (Election of 2002); Series 2007, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2024	4,970	4,767,236

Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(e)(f)(g)(h)	5.00%	04/01/2027	6,600	7,156,021

Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(d)	0.00%	08/01/2026	1,245	1,123,598

Series 2009, GO Bonds(d)	0.00%	08/01/2028	3,000	2,543,101

Series 2009, GO Bonds(d)	0.00%	08/01/2031	2,010	1,528,565

Series 2009, GO Bonds(d)	0.00%	08/01/2032	430	313,699

California (State of);
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	5,000	5,022,127

Series 2016, GO Bonds(h)	5.00%	09/01/2045	6,600	6,913,775

Series 2020, GO Bonds	4.00%	03/01/2046	2,000	1,992,131

Series 2022, Ref. GO Bonds	5.00%	11/01/2042	2,630	2,957,596

California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(f)	5.00%	08/01/2029	1,400	1,468,807

California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,350,196

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(i)	5.00%	04/01/2049	4,145	3,425,099

California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(i)	5.00%	02/01/2050	1,500	1,232,914

California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(i)	5.00%	08/01/2049	2,640	2,486,490

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(d)	0.00%	06/01/2055	22,950	2,077,540

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	586,397

Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	918,080

Series 2020 A, Ref. RB	4.00%	06/01/2049	290	266,243

Series 2020 B-1, Ref. RB	5.00%	06/01/2049	270	271,608

Series 2020 B-2, Ref. RB(d)	0.00%	06/01/2055	10,000	1,671,270

California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	700	700,432

California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	339,690

Series 2020, Ref. RB	5.00%	06/01/2049	875	879,767

Series 2020, Ref. RB(d)	0.00%	06/01/2055	2,950	592,530

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(d)	0.00%	06/01/2046	10,000	2,466,679

California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,516,093

California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,210,741

California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,389,879

California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,400	1,360,867

California (State of) Health Facilities Financing Authority (Cedars Sinai Health System);
Series 2021 A, Ref. RB(h)	4.00%	08/15/2048	22,610	21,941,479

Series 2021, Ref. RB	5.00%	08/15/2051	7,950	8,632,683

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	3,285	3,287,423

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	8,690	8,042,832

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	$1,090	$1,052,274

California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,141,523

California (State of) Health Facilities Financing Authority (Sustainability Bonds) (California Science Center Phase III); Series 2021 B, RB	4.00%	05/01/2051	2,865	2,643,573

California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB	5.00%	11/15/2046	2,915	2,984,986

California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	3,117	3,095,067

Series 2019 A-2, RB	4.00%	03/20/2033	3,469	3,350,938

Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	1,544	1,434,628

California (State of) Housing Finance Agency (Social Certificates); Series 2021 A, RB	3.25%	08/20/2036	3,909	3,494,761

California (State of) Municipal Finance Authority; Series 2020 A, RB	4.00%	09/01/2040	1,450	1,333,408

California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, RB(e)(f)	6.75%	08/01/2023	1,555	1,563,285

California (State of) Municipal Finance Authority (Aldersly); Series 2023 A, RB (INS - Cal-Mortgage)(c)	5.00%	05/15/2053	8,145	8,636,474

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,250	2,194,626

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(i)	5.00%	06/01/2038	560	526,748

Series 2018 A, RB(i)	5.00%	06/01/2048	1,340	1,191,364

California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	315	282,943

Series 2020 B, RB	4.00%	09/01/2050	455	392,139

Series 2021 A, RB	4.00%	09/01/2046	1,095	944,812

Series 2021 C, RB	4.00%	09/01/2046	1,300	1,149,453

Series 2021 C, RB	4.00%	09/01/2051	1,800	1,550,485

Series 2022 B, Ref. RB	6.00%	09/01/2052	840	857,466

Series 2022 B, Ref. RB	6.30%	09/01/2052	335	347,889

Series 2022 C, RB	6.25%	09/01/2052	1,000	1,007,835

California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(i)	5.00%	11/01/2046	1,200	1,149,015

California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2049	3,700	3,736,647

Series 2014 B, RB	5.88%	08/15/2049	295	296,140

California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	1,886,589

Series 2021 B, Ref. RB	4.00%	08/15/2056	995	833,310

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	3,350	3,417,135

California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2049	2,840	2,939,652

California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	375	383,796

Series 2017 A, Ref. RB	5.00%	02/01/2047	3,620	3,693,974

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,517,676

California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,305	3,358,947

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(j)	5.00%	12/31/2043	3,995	4,050,184

California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,033,329

California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(i)	5.00%	07/01/2049	1,200	1,089,620

California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(c)	5.25%	11/01/2052	2,100	2,233,621

California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	4,000	4,258,790

California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2062	3,810	3,340,557

California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2025	500	511,655

Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2052	2,375	2,452,085

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(j)	4.00%	07/15/2029	7,120	6,939,148

California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,183,944

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB(i)	5.00%	08/01/2039	$500	$464,310

Series 2019, Ref. RB(i)	5.00%	08/01/2048	2,700	2,360,921

California (State of) Pollution Control Financing Authority;
Series 2012, RB(i)(j)	5.00%	07/01/2027	1,995	2,009,585

Series 2012, RB(i)(j)	5.00%	07/01/2037	6,000	6,010,978

California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(i)	5.13%	07/01/2055	2,000	1,593,072

California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(i)	5.00%	11/15/2056	1,235	1,057,614

California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	2,735,127

California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(i)	10.00%	05/15/2028	1,100	1,085,251

California (State of) Public Works Board (Various Capital); Series 2021 B, RB	4.00%	05/01/2046	10,000	9,749,627

California (State of) Public Works Board (Various Judicial Council); Series 2013 A, RB(e)(f)	5.00%	06/01/2023	5,450	5,450,000

California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,002,253

Series 2015, RB(i)	5.00%	07/01/2045	2,635	2,644,778

California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(i)	6.13%	07/01/2052	1,455	1,446,109

Series 2022 A, RB(i)	6.25%	07/01/2062	1,810	1,794,188

California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(i)	5.00%	08/01/2045	600	584,401

Series 2016, Ref. RB(e)(f)(i)	5.00%	08/01/2025	130	135,020

Series 2016, Ref. RB(i)	5.00%	08/01/2046	1,370	1,328,874

California (State of) School Finance Authority (Classical Academies Oceanside);
Series 2020 A, RB(i)	5.00%	10/01/2050	1,000	994,583

Series 2022 A, Ref. RB(i)	5.00%	10/01/2061	2,000	1,943,767

California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(i)	5.00%	07/01/2054	1,900	1,867,881

California (State of) School Finance Authority (Green Dot Public Schools); Series 2018 A, RB(i)	5.00%	08/01/2048	1,750	1,712,897

California (State of) School Finance Authority (Hawking Steam Charter School); Series 2022, RB(i)	5.50%	07/01/2062	775	749,614

California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB(i)	5.00%	07/01/2034	600	607,149

Series 2014 A, RB(i)	5.13%	07/01/2044	750	753,564

Series 2015 A, RB(i)	5.00%	07/01/2045	1,150	1,155,623

California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(i)	5.00%	07/01/2039	750	769,483

California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB	5.25%	06/01/2032	2,860	2,861,142

Series 2012, RB	5.50%	06/01/2042	450	450,120

California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(i)	5.63%	06/01/2043	560	559,335

California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	650	668,974

Series 2017, RB	5.00%	09/02/2046	715	724,378

Series 2020 B, RB	4.00%	09/02/2050	185	154,973

Series 2020, RB	4.00%	09/01/2040	175	158,229

Series 2020, RB	4.00%	09/01/2050	360	306,904

Series 2020, RB	5.00%	09/02/2050	805	813,903

California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	1,730	1,788,516

Series 2015, Ref. RB	5.00%	03/01/2045	5,585	5,650,498

California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	6.38%	07/01/2047	2,060	2,062,411

California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	2,000	1,811,822

California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB(i)	6.38%	11/01/2043	4,035	4,062,348

Series 2017 A, Ref. RB(i)	5.00%	11/01/2041	1,000	986,930

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1);
Series 2020, RB	4.00%	09/01/2050	625	534,477

Series 2020, RB	4.00%	09/01/2050	585	495,637

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	$1,035	$883,720

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.13%	09/01/2042	500	503,826

California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	2,000	2,020,603

California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	4.00%	04/01/2045	2,000	1,859,585

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(c)	5.38%	08/15/2057	1,680	1,791,108

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,500	1,480,973

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	4,580	4,635,626

California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	200	179,813

Series 2021, RB	4.00%	09/01/2051	380	318,661

California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,282,152

Series 2018 A, Ref. RB	5.00%	12/01/2057	1,715	1,755,950

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(i)	5.00%	06/01/2046	2,000	1,867,915

Series 2019, RB(i)	5.00%	06/01/2039	375	362,573

Series 2019, RB(i)	5.00%	06/01/2051	1,145	1,052,986

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,479,844

California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2048	1,005	1,019,291

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(i)	5.25%	07/01/2039	910	882,104

Series 2019, RB(i)	5.25%	07/01/2049	2,500	2,291,102

California (State of) Statewide Communities Development Authority (Sheldon Farms); Series 2023, RB	5.00%	09/01/2053	1,000	953,669

California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2023, RB	5.25%	09/01/2051	1,000	1,002,095

Series 2023, RB	5.25%	09/02/2053	1,000	960,583

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	4,500	4,538,387

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB(d)	0.00%	06/01/2046	17,000	4,128,251

California State University; Series 2017 A, Ref. RB(g)(h)	5.00%	11/01/2047	10,000	10,518,348

Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	260	229,191

Series 2020, RB	4.00%	09/01/2050	250	212,798

Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	3,665	3,667,590

Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	75	68,223

Series 2020, RB	4.00%	09/01/2051	295	248,550

Chino (City of), CA Community Facilities District No. 2003-3 (Improvement Area No. 8);
Series 2021, RB	4.00%	09/01/2046	1,000	867,803

Series 2021, RB	4.00%	09/01/2051	1,250	1,053,178

Chula Vista (City of), CA Community Facilities District No. 16-1 (Improvement Area No. 2); Series 2021, RB	4.00%	09/01/2051	300	257,596

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2029	625	509,099

Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,730,918

Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	115	102,265

Series 2020, RB	4.00%	09/01/2045	190	164,422

Series 2020, RB	4.00%	09/01/2050	420	356,027

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	$150	$127,586

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,725	1,702,053

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(d)	0.00%	08/01/2039	4,420	2,261,975

Series 2009, GO Bonds(d)	0.00%	08/01/2048	2,860	941,729

Eastern Municipal Water District (Community Facilities District No. 2012-61);
Series 2020, RB	4.00%	09/01/2027	95	94,822

Series 2020, RB	4.00%	09/01/2028	95	94,973

Series 2020, RB	4.00%	09/01/2050	350	299,307

Eastern Municipal Water District (Community Facilities District No. 2016-75); Series 2021, RB	4.00%	09/01/2050	155	132,550

El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	3,000	2,885,993

El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)	0.00%	08/01/2031	2,735	2,055,025

Series 2009 A, GO Bonds(d)	0.00%	08/01/2033	615	424,669

Elsinore Valley Municipal Water District; Series 2021 A, RB(i)	4.50%	09/01/2051	990	852,310

Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,310	3,214,749

Etiwanda School District (Election of 2016); Series 2020 A, GO Bonds	4.00%	08/01/2049	3,000	2,899,551

Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	215	182,577

Series 2020, RB	4.00%	09/01/2050	295	243,822

Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1); Series 2022, RB	5.00%	09/01/2052	2,860	2,813,978

Fontana (City of), CA (Community Facilities District No. 99); Series 2023, RB	5.00%	09/01/2053	500	501,842

Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	220	193,931

Series 2020, RB	4.00%	09/01/2050	265	226,618

Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,012,455

Fontana (City of), CA Community Facilities District No. 89 (Belrose); Series 2020, RB	4.00%	09/01/2045	1,000	876,564

Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(d)(e)	0.00%	01/01/2027	2,950	2,635,976

Series 2015, Ref. RB (INS - AGM)(c)(d)	0.00%	01/15/2035	6,245	4,023,411

Series 2021 A, Ref. RB	4.00%	01/15/2046	1,000	947,908

Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	1,921,612

Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,111,732

Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(c)(j)	5.00%	07/01/2053	2,000	2,093,659

Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	760	760,553

Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)(e)	0.00%	08/01/2029	85	71,354

Series 2009 A, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2029	665	538,082

Glendale Community College District; Series 2020 B, GO Bonds(d)	0.00%	02/01/2045	1,285	479,274

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(d)	0.00%	06/01/2066	14,000	1,422,173

Grossmont Union High School District (Election of 2004); Series 2006, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2024	3,000	2,877,278

Independent Cities Finance Authority;
Series 2021, RB (INS - AGM)(c)(i)	4.00%	06/01/2046	1,825	1,781,333

Series 2021, RB (INS - AGM)(c)(i)	4.00%	06/01/2051	1,250	1,201,524

Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(d)	0.00%	06/01/2036	15,000	6,430,380

Series 2007 C-2, RB(d)	0.00%	06/01/2047	35,000	7,116,141

Irvine (City of), CA (Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2025	500	502,189

Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2025	355	356,519

Series 2013, RB	5.00%	09/02/2026	400	401,832

Series 2013, RB	5.00%	09/02/2027	325	326,561

Series 2013, RB	5.00%	09/02/2028	350	351,745

Series 2013, RB	5.00%	09/02/2029	705	708,616

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	$1,055	$1,060,682

Series 2014, RB	5.00%	09/01/2049	1,055	1,059,226

Irvine Ranch Water District; Series 2016, RB	5.25%	02/01/2046	8,175	8,600,955

Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(c)	5.00%	09/01/2038	1,500	1,539,550

Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	505,902

Series 2018 A, Ref. RB	5.00%	09/01/2049	1,565	1,580,994

Series 2019 A, RB (INS - BAM)(c)	4.00%	09/01/2054	995	951,113

Jurupa Community Services District;
Series 2020 A, RB	4.00%	09/01/2043	300	266,965

Series 2020 A, RB	4.00%	09/01/2050	525	446,875

Series 2021 A, RB	4.00%	09/01/2045	290	253,136

Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2050	300	253,014

Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,421,166

Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2021, RB	4.00%	09/01/2046	110	96,146

Series 2021, RB	4.00%	09/01/2051	120	102,065

Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2045	135	117,755

Series 2020, RB	4.00%	09/01/2049	320	272,649

Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1); Series 2021, Ref. RB	4.00%	09/01/2036	235	226,941

Lincoln (City of), CA Community Facilities District No. 2019-1; Series 2022, RB	5.00%	09/01/2052	2,000	1,938,295

Long Beach (City of), CA; Series 2015, RB	5.00%	05/15/2026	1,000	1,019,921

Long Beach (City of), CA (Alamitos Bay Marina); Series 2015, RB	5.00%	05/15/2045	4,185	4,231,528

Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	2,000	2,013,532

Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	1,597,687

Long Beach Unified School District; Series 2012, Ref. GO Bonds	5.00%	08/01/2031	11,625	11,638,814

Los Alamitos Unified School District; Series 2013, GO Bonds(b)	6.01%	08/01/2040	3,340	3,235,603

Los Angeles (City of), CA Community Facilities District No. 11 (Ponte Vista); Series 2021, RB	4.00%	09/01/2046	1,650	1,427,092

Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	985	1,014,922

Series 2014, Ref. RB	5.00%	09/01/2030	985	1,015,621

Los Angeles (City of), CA Department of Airports;
Series 2017 A, RB(j)	5.00%	05/15/2047	2,000	2,035,916

Series 2022 A, RB(j)	4.00%	05/15/2049	2,000	1,844,973

Series 2022, RB(h)(j)	5.25%	05/15/2047	8,000	8,528,798

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022, RB(j)	4.00%	05/15/2042	3,225	3,096,577

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(j)	5.00%	05/15/2048	1,625	1,677,189

Series 2020 C, RB(j)	5.00%	05/15/2045	5,000	5,217,965

Series 2022, Ref. RB(j)	5.00%	05/15/2045	1,000	1,052,423

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds); Series 2023, Ref. RB(j)	5.25%	05/15/2048	3,000	3,220,990

Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities); Series 2022, RB	5.00%	09/01/2052	1,000	994,439

Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2021 F, RB(h)	4.00%	12/01/2046	15,880	15,702,369

Los Angeles County Facilities, Inc.; Series 2022, RB(h)	4.00%	12/01/2048	25,000	24,526,225

Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(c)(d)	0.00%	08/01/2026	1,200	1,057,383

Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	850	733,250

Series 2020, RB	4.00%	09/01/2051	1,470	1,223,099

Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2020 A, RB	4.00%	09/01/2040	300	274,878

Series 2020 B, RB	4.00%	09/01/2040	300	266,778

Martinez Unified School District (Election of 2016); Series 2021, GO Bonds (INS - AGM)(c)	4.00%	08/01/2051	8,605	8,279,938

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	$295	$260,776

Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2049	1,600	1,610,997

Menifee Union School District (Community Facilities District No. 2018-2); Series 2019, RB	5.00%	09/01/2049	1,035	1,043,223

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2034	850	563,680

Modesto (City of), CA (Community Center Refinancing); Series 1993 A, COP (INS - AMBAC)(c)	5.00%	11/01/2023	660	660,938

Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2031	2,000	1,481,226

Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(c)(d)	0.00%	08/01/2029	1,250	1,020,669

Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	443,099

Series 2019, RB	5.00%	09/01/2048	485	491,869

Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2050	970	933,876

Series 2020 B, RB (INS - BAM)(c)	4.00%	12/01/2043	1,165	1,139,196

Series 2023, RB (INS - BAM)(c)	4.25%	12/01/2052	2,500	2,491,653

M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	895	954,065

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(b)	6.25%	08/01/2043	4,000	3,628,817

Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGM)(c)(d)	0.00%	09/01/2031	6,670	4,941,672

North Orange County Community College District; Series 2022 C, GO Bonds(g)(h)	4.00%	08/01/2047	10,000	9,834,529

Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2029	6,000	4,887,346

Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2028	670	563,076

Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2045	300	263,339

Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	120	105,571

Series 2020, RB	4.00%	09/01/2051	460	385,359

Orange (County of), CA Community Facilities District (Village of Esencia); Series 2020, RB	4.00%	08/15/2045	355	310,359

Orange (County of), CA Community Facilities District No. 2004-1 (Ladera Ranch);
Series 2014 A, Ref. RB(e)(f)	5.00%	08/15/2023	1,000	1,003,154

Series 2014 A, Ref. RB(e)(f)	5.00%	08/15/2023	1,000	1,003,154

Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	276,181

Series 2015 A, RB	5.25%	08/15/2045	3,555	3,607,214

Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,032,091

Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	2,200	2,218,247

Palm Desert (City of), CA (University Park);
Series 2021, Ref. RB	4.00%	09/01/2041	450	407,628

Series 2021, Ref. RB	4.00%	09/01/2051	650	553,727

Palomar Community College District (Election of 2006); Series 2010, GO Bonds(b)	6.38%	08/01/2045	6,670	5,808,852

Palomar Health; Series 2017, COP	4.00%	11/01/2047	1,240	1,082,319

Placer (County of), CA Community Facilities District; Series 2021, RB	3.00%	09/01/2041	1,920	1,376,081

Placer (County of), CA Community Facilities District (Riolo Vineyard Specific Plan); Series 2023, RB	5.00%	09/01/2053	970	925,059

Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	07/01/2049	8,440	2,277,418

Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(c)	4.00%	09/01/2050	2,500	2,401,034

Rancho Cordova (City of), CA (Community Facilities District No. 2014-1); Series 2022, RB	5.00%	09/01/2051	1,200	1,206,170

Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	343,131

Regents of the University of California Medical Center;
Series 2016 L, Ref. RB(g)(h)	5.00%	05/15/2047	10,000	10,343,774

Series 2022-XF1340, RB(g)(h)	4.00%	05/15/2053	20,000	18,244,320

River Islands Public Financing Authority; Series 2022 A-1, Ref. RB (INS - AGM)(c)	5.25%	09/01/2052	1,400	1,552,036

Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	2,786,390

Series 2015, RB	5.00%	09/01/2044	1,500	1,511,766

Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	2,705	2,485,368

Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	125	110,033

Series 2020, RB	4.00%	09/01/2050	265	225,916

Riverside Unified School District (Community Facilities District No. 33); Series 2021, RB	4.00%	09/01/2045	425	368,951

Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,679,235

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	$570	$ 485,932

Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	388,969

Series 2020, RB	4.00%	09/01/2050	1,000	839,425

Series 2020, RB	5.00%	09/01/2050	1,520	1,538,660

Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	150	132,972

Series 2020, RB	4.00%	09/01/2050	200	172,369

Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	3,000	3,111,171

Sacramento (County of), CA; Series 2018 C, Ref. RB(j)	5.00%	07/01/2039	3,315	3,431,082

Salinas (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 3);
Series 2020, RB	4.00%	09/01/2040	185	168,486

Series 2020, RB	4.00%	09/01/2045	380	330,934

Series 2020, RB	4.00%	09/01/2050	225	189,761

San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	1,185	1,187,910

San Diego (County of), CA Regional Airport Authority;
Series 2019 B, Ref. RB(j)	4.00%	07/01/2044	1,000	929,108

Series 2021 A, RB	5.00%	07/01/2051	3,000	3,200,554

Series 2021 B, RB(j)	5.00%	07/01/2046	5,000	5,193,561

Series 2021 B, RB(j)	4.00%	07/01/2056	2,000	1,800,515

Series 2021 B, RB(j)	5.00%	07/01/2056	2,000	2,048,140

Series 2022-XX1215, RB(h)(j)	5.00%	07/01/2051	10,000	10,319,999

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(j)	5.00%	05/01/2052	6,775	7,028,271

Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,000	9,528,159

Series 2019 A, RB(j)	5.00%	05/01/2044	2,515	2,603,972

Series 2019 A, RB(j)	5.00%	05/01/2049	1,000	1,028,826

Series 2019 E, RB(j)	5.00%	05/01/2050	2,000	2,055,916

Series 2019 E, RB(h)(j)	5.00%	05/01/2050	10,000	10,279,581

San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	225	202,289

Series 2020, RB	4.00%	09/01/2050	425	362,880

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	1,570	1,577,734

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	224,798

Series 2014 A, RB	5.00%	08/01/2028	370	378,641

Series 2014 A, RB	5.00%	08/01/2029	450	460,828

Series 2014 A, RB	5.00%	08/01/2032	785	804,567

Series 2014 A, RB	5.00%	08/01/2033	375	384,533

Series 2014 A, RB	5.00%	08/01/2043	1,000	1,022,665

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	1,635	1,648,469

San Francisco (City of), CA Bay Area Rapid Transit District; Series 2022-XF1331, GO Bonds(h)	4.25%	08/01/2052	10,000	10,089,063

San Joaquin Hills Transportation Corridor Agency; Series 2021 A, Ref. RB	4.00%	01/15/2044	3,227	3,084,690

San Jose (City of), CA; Series 2017 A, Ref. RB(j)	5.00%	03/01/2047	8,395	8,578,819

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(c)(d)	0.00%	09/01/2032	1,000	726,386

San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(c)	5.00%	08/01/2030	2,500	2,503,181

San Marcos Unified School District;
Series 2021, RB	4.00%	09/01/2044	550	480,592

Series 2021, RB	4.00%	09/01/2051	1,000	837,736

San Pablo (County of), CA Joint Powers Financing Authority; Series 2022, Ref. RB (INS - AGM)(c)	4.00%	11/01/2052	6,000	5,760,073

Sanger Unified School District; Series 1999, Ref. GO Bonds (INS - NATL)(c)	5.60%	08/01/2023	5	5,017

Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGM)(c)(d)	0.00%	04/01/2036	1,000	574,684

Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	1,918,812

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB(e)(f)	5.63%	09/01/2023	$2,880	$2,895,586

Series 2013, RB(e)(f)	5.63%	09/01/2023	1,915	1,925,364

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(d)	0.00%	06/01/2036	8,000	3,863,170

Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2028	1,520	1,272,894

Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2029	5,000	4,040,828

Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2030	1,210	940,811

South Orange (County of), CA Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. RB(e)(f)	5.00%	08/15/2023	750	752,442

Series 2014 A, Ref. RB(e)(f)	5.00%	08/15/2023	900	902,931

Series 2014 A, Ref. RB(e)(f)	5.00%	08/15/2023	1,000	1,003,257

Series 2014 A, Ref. RB(e)(f)	5.00%	08/15/2023	1,680	1,685,471

Series 2014 A, Ref. RB(e)(f)	5.00%	08/15/2023	1,000	1,003,257

South San Francisco (City of), CA (Community Facilities District No. 2021-01); Series 2022, RB	4.00%	09/01/2044	1,000	899,649

Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	700	685,294

Sweetwater Union High School District; Series 2016, Ref. GO Bonds (INS - BAM)(c)	4.00%	08/01/2047	2,505	2,444,080

Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2012 B, RB	5.25%	09/01/2042	1,500	1,501,585

Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	433,150

Series 2021, RB	4.00%	09/01/2051	930	784,450

Tender Option Bond Trust Receipts/Certificates;
Series 2023, RB(h)	5.00%	06/01/2047	12,430	13,550,272

Series 2023, RB(g)(h)(j)	5.25%	05/15/2048	10,000	10,369,502

Series 2023, RB(g)(h)	4.00%	07/15/2052	13,565	13,186,606

Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2046	1,290	1,060,628

Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,007,181

Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(d)	0.00%	08/01/2034	1,400	817,659

Tracy (City of), CA Community Facilities District; Series 2022, RB	5.00%	09/01/2052	1,645	1,655,041

Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	5,000	5,130,996

Series 2020 A, RB	5.00%	10/01/2049	3,090	3,141,683

Series 2020 B, RB	5.00%	10/01/2034	300	315,889

Series 2020 B, RB	5.00%	10/01/2038	300	308,200

University of California; Series 2022-XF2989, RB(h)	4.00%	05/15/2047	7,600	7,534,308

University of California (Limited); Series 2018 O, Ref. RB(h)	5.00%	05/15/2058	10,000	10,616,296

West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2025	5,000	4,625,569

West Patterson Financing Authority (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2041	375	334,051

Series 2021, RB	4.00%	09/01/2046	550	474,932

Series 2021, RB	4.00%	09/01/2051	765	640,868

West Sacramento (City of), CA (Port Towne Infrasctructure); Series 2019, RB	5.00%	09/01/2049	1,000	1,016,025

William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2032	9,370	6,774,436

Woodland (City of), CA Community Facilities District 2004-1; Series 2019, RB	5.00%	09/01/2048	1,615	1,637,875

				858,298,961

Puerto Rico–2.40%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,635	1,635,068

Series 2002, RB	5.63%	05/15/2043	675	678,831

Series 2005 A, RB(d)	0.00%	05/15/2050	4,325	771,365

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2030	1,150	1,139,754

Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	2,000	1,984,013

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2031	$1,500	$1,040,579

Series 2018 A-1, RB(d)	0.00%	07/01/2046	10,000	2,702,488

Series 2018 A-1, RB(d)	0.00%	07/01/2051	13,280	2,644,732

				12,596,830

Guam–1.93%
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(e)(f)(j)	6.38%	10/01/2023	1,560	1,572,725

Series 2013 C, RB(e)(j)	6.38%	10/01/2043	1,440	1,451,746

Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	3,675	3,742,324

Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	1,800	1,813,535

Series 2020 A, RB	5.00%	01/01/2050	1,540	1,546,658

				10,126,988

Virgin Islands–0.68%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	1,720	1,527,447

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(i)	5.00%	09/01/2030	2,000	2,030,376

				3,557,823

TOTAL INVESTMENTS IN SECURITIES(k)–168.53% (Cost $900,888,704)				884,580,602

FLOATING RATE NOTE OBLIGATIONS–(28.46)%
Notes with interest and fee rates ranging from 3.45% to 4.23% at 05/31/2023 and contractual maturities of collateral ranging from 09/01/2045 to 05/15/2058(l)				(149,380,000)

OTHER ASSETS LESS LIABILITIES–(40.07)%				(210,324,938)

NET ASSETS–100.00%				$524,875,664

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $57,610,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $62,101,748, which represented 11.83% of the Trust’s Net Assets.

(j)	Security subject to the alternative minimum tax.
(k)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.64%

(l)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Trust’s investments with a value of $219,655,265 are held by TOB Trusts and serve as collateral for the $149,380,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of May 31, 2023, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco California Value Municipal Income Trust